Debt (Details-Long Term Debt) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
2022	$ 23,000
2023	6,000
2024	45,000
Long-Term Debt	$ 74,000
Long Term Debts [Member]
2022		$ 26,000
2023		6,000
2024		45,000
Long-Term Debt		$ 77,000